Note 12 - Other Accumulated Comprehensive Income	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

12. OTHER ACCUMULATED COMPREHENSIVE INCOME

The components of other accumulated comprehensive income are as follows:

	Net Unrealized Gain (Loss) on Marketable Securities	Foreign Currency Translation	Total
Balance at December 31, 2012	$2,055	$(3)	$2,052
Other comprehensive income before reclassifications	1,371	3	1,374
Amounts reclassified from accumulated other comprehensive income *	(1,779)	-	(1,779)
Net current period other comprehensive income	(408)	3	(405)
Balance at December 31, 2013	$1,647	$-	$1,647
Other comprehensive income before reclassifications	81	-	81
Amounts reclassified from accumulated other comprehensive income *	(1,728)	-	(1,728)
Net current period other comprehensive income	(1,647)	-	(1,647)
Balance at December 31, 2014	$-	$-	$-

* Amounts reclassified are recorded within Other income, net in the Consolidated Statements of Operations